Total
Franklin Managed Income Fund
Franklin Managed Income Fund
Investment Goal
To maximize income to support monthly distributions, while maintaining the prospects for capital appreciation.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 87 in the Fund's Prospectus and under “Buying and Selling Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees
Shareholder Fees - Franklin Managed Income Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Franklin Managed Income Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.12%	0.11%	0.11%	0.05%	0.12%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	[1]	0.93%	1.67%	1.17%	0.61%	0.68%
Fee waiver and/or expense reimbursement	[2]	none	none	none	(0.01%)	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2],[3]	0.93%	1.67%	1.17%	0.60%	0.68%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and certain non-routine expenses) and acquired fund fees for each class of the Fund does not exceed 0.68% until at least February 28, 2023. The investment manager also has contractually agreed in advance to reduce its fee as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).
[3]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares for the Fund so that transfer agency fees for that class do not exceed 0.03% until February 28, 2023. During this term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Franklin Managed Income Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 Year	$ 640	$ 270	$ 119	$ 61	$ 69
3 Years	830	526	372	194	217
5 Years	1,036	907	644	339	378
10 Years	$ 1,629	$ 1,779	$ 1,420	$ 761	$ 846

If you do not sell your shares:
Expense Example, No Redemption	Franklin Managed Income Fund Class C USD ($)
1 Year	$ 170
3 Years	526
5 Years	907
10 Years	$ 1,779

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests in a diversified portfolio of stocks (substantially dividend paying) and debt securities. The Fund normally invests at least 25% of its total assets in debt securities, including bonds, notes, debentures and money market securities. In addition, the Fund normally invests at least 25% of its total assets in equity securities, primarily common and preferred stock. To the extent that the value of convertible and preferred securities can be attributed to their debt characteristics, they will be treated as debt securities for purposes of this investment policy.

The Fund seeks income by investing in a combination of corporate, agency and government bonds issued in the United States and other countries, as well as common stocks of companies in any market capitalization range and convertible securities. The Fund seeks capital appreciation by investing in equity securities and convertible securities of companies from a variety of industries.

The Fund generally invests in investment grade debt securities. The Fund may invest in debt securities of any duration. The Fund does not currently anticipate investing more than 25% of its total assets in securities of issuers domiciled outside the United States.

The Fund also invests in equity-linked notes, which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form.

The Fund may, from time to time, use (i) equity-related derivatives, which may include call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, (ii) interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts, (iii) currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options and (iv) credit-related derivatives, such as credit default swaps and options on credit default swaps for various purposes, including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments or markets in more efficient or less expensive ways and/or hedging risks. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected securities, markets, interest rates, countries, currencies, credits or durations.

The investment manager applies a “bottom-up” approach to investing in individual securities. The investment manager will assess the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed-income investments for the Fund, the investment manager assesses changing economic, market and industry conditions.

Under normal market conditions, the Fund employs a managed distribution policy that is designed to provide shareholders with regular distributions from their investment. Under this policy, the Fund distributes twelve level monthly payments throughout each calendar year to enable shareholders to estimate the distributions they will receive from the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. The targeted annual payout rate for all share classes is between approximately 2.75% and 6.25% per share based on the last net asset value of the Fund of the prior calendar year in which the distribution is being made (e.g., for distributions made in 2022, the targeted annual payout rate for all share classes will be based on the Fund’s net asset value on December 31, 2021). The distribution rate will vary by class based on the expenses of each class. Every year, the investment manager will undertake to determine if an adjustment should be made to the monthly rate.

It is possible to lose money by investing in the Fund notwithstanding the managed distribution policy. There can be no assurance or guarantee that the Fund will provide a fixed stable level of distributions at any time or over any period of time. An investment in the Fund could lose money over short, intermediate, or even long periods of time.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Managed Distribution Policy The Fund's monthly payments under the managed distribution policy may reduce the amount of assets available for investment by the Fund, even if the Fund's assets grow over time. In addition, the Fund may return capital to shareholders (i.e., a return of all or part of a shareholder's original investment). Fund shareholders are expected to receive a monthly distribution that is equal to a set percentage per share, which will be different per class based on differences in class expenses, multiplied by the number of shares owned on the record date; therefore, redemptions from a shareholder’s account will reduce future distributions. The managed distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share or a fixed percentage of a shareholder’s current account value.

Equity-Linked Notes (ELNs) ELNs may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Other risks include counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.

Convertible Securities Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It was originally anticipated that LIBOR would be discontinued by the end of 2021 and would cease to be published after that time. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition to an alternative rate. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to: (1) a blended benchmark of equity and fixed income indices that is proportionate to the Fund's approximate allocation to equity and fixed income investments; (2) the equity securities market as a whole; and (3) the fixed income market as a whole.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2020, Q2	9.74%
Worst Quarter:	2020, Q1	-13.37%

Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2021
Average Annual Total Returns - Franklin Managed Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	[1]
Class A	Return before taxes	8.79%	7.47%	7.88%
Class A | After Taxes on Distributions	Return after taxes on distributions	6.54%	5.68%	6.33%
Class A | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	5.97%	5.28%	5.82%
Class C		13.29%	7.91%	7.70%
Class R		14.83%	8.44%	8.25%
Class R6		15.54%	9.09%		8.08%
Advisor Class		15.46%	8.98%	8.79%
Bloomberg US Aggregate Index	Bloomberg US Aggregate Index (index reflects no deduction for fees, expenses or taxes)	(1.54%)	3.57%	2.90%
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	10.25%	8.51%	8.61%
S&P 500 Index	S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	28.71%	18.48%	16.55%
[1]	Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A shares in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.